Acquisitions (Narrative) (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 30, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Dec. 31, 2013	Mar. 31, 2013	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue								$ 9,148.9	$ 9,222.8
SunGard [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired								100.00%
Gross contractual receivables	$ 583.3
Pro forma revenue of acquiree since acquisition date, actual	253.9
Pro forma earnings of acquiree since acquisition date, actual	11.7
Pro forma, impairment charges									339.0
Pro Forma information, acquisition related costs									200.0
Pro forma revenue, increase								$ 11.9	15.1
Pro forma revenue								9,139.1	$ 8,985.8
Business acquisition, consideration transferred	5,079.1
Cash consideration, including SunGard transaction fees paid at closing	$ 2,334.8
Business combination, contingent consideration, liability								149.4
Clear2Pay NV [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred		$ 461.5
Reliance Financial Corporation [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred			$ 110.0
Credit Management Solutions, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred				$ 29.0
mFoundry [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred						$ 115.0
Capco [Member]
Business Acquisition [Line Items]
Cash consideration, including SunGard transaction fees paid at closing												$ 297.8
Business combination, contingent consideration, liability								$ 55.2				113.7
Additional charges related to contingent consideration					$ 85.2					$ 129.1
Maximum aggregate payout, employee incentive plan					43.4							$ 67.8
Capco [Member] | New Hires and Promotions Incentive Plan [Member]
Business Acquisition [Line Items]
Additional charges related to contingent consideration					$ 18.1
Scenario, Previously Reported [Member] | Capco [Member]
Business Acquisition [Line Items]
Additional charges related to contingent consideration										$ 43.9	$ (22.3)
Other Income [Member] | Clear2Pay NV [Member]
Business Acquisition [Line Items]
Other income (expense)							$ 16.2
Restricted Stock [Member] | SunGard [Member]
Business Acquisition [Line Items]
Stock granted, share-based compensation	2.4